Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Balances and Transactions

NOTE 9 – RELATED PARTY BALANCES AND TRANSACTIONS

The Company follows ASC 850, “Related Party Disclosures” for the identification of related parties and disclosure of related party transactions.

Related parties are any entities or individuals that, through employment, ownership or other means, possess the ability to direct or cause the direction of the management and policies of the Company.

The Company's relationships with related parties who had transactions with the Company are summarized as follows:

Related Parties	Relationship
3DOM Alliance Inc.	Shareholder
Future Science Research Inc.	Shareholder

Masataka Matsumura	Chief Executive Officer and Director
Yuta Akakuma	Director
Jean-Francois Raymond Roger Minier	Independent Director
Minoru Tanaka	Independent Director
Noriyoshi Suzuki	Independent Director
Ng Wee Kiat (Darren)	Chief Financial Officer

a. Related party balances

Nature	Name	June 30, 2024	June 30, 2023
		$	$
Amount due to shareholder	3DOM Alliance Inc	885,751	3,572,358
Amount due to shareholder	Future Science Research Inc	1,047,470	—
		1,933,221	3,572,358

Amount due to director	Masataka Matsumura	101,514	—
Amount due to director	Yuta Akakuma	47,247	—
Amount due to independent director	Jean-Francois Raymond Roger Minier	25,837	—
Amount due to independent director	Minoru Tanaka	18,072	—
Amount due to independent director	Noriyoshi Suzuki	18,072	—
		210,742	—

b. Related party transactions

Nature	Name	June 30, 2024	June 30, 2023	June 30, 2022
		$	$	$
Cash advances provided to the Company	3DOM Alliance Inc	1,266,916	2,079,901	873,066
Payment on behalf of the Company	3DOM Alliance Inc	639,604	1,308,112	117,882
Purchases by the Company	3DOM Alliance Inc	—	—	—
Fees for support services received by the Company	3DOM Alliance Inc	446,250	—	—
Ordinary shares issued for conversion of debt	3DOM Alliance Inc	(5,122,950)	(790,287)	(1,547,804)

Cash advances provided to the Company	Future Science Research Inc	1,047,470	—	—

Cash advances provided to the Company	Masataka Matsumura	7,638	—	—
Share-based compensation	Masataka Matsumura	177,753	—	—

Share-based compensation	Yuta Akakuma	44,996	—	—

Share-based compensation	Jean-Francois Raymond Roger Minier	51,599	—	—

Share-based compensation	Minoru Tanaka	18,072	—	—

Share-based compensation	Noriyoshi Suzuki	18,072	—	—

Share-based compensation	Ng Wee Kiat (Darren)	86,393	—	—

Amounts due to shareholder - 3DOM Alliance Inc

As of June 30, 2024 and 2023, the Company reported amounts due to immediate holding company, 3DOM Alliance Inc. of amount $885,751 and $3,572,358, respectively. These amounts have been reclassified and retrospectively applied to non-current liabilities as the liabilities is expected to be settled over a longer-term horizon from the nature of the promissory note.

On July 15, 2022, the Company agreed with 3DOM Alliance Inc. to convert the debt amounting to $790,287 (S$1,100,000) into ordinary shares of the Company at $1,041.22 ($2.67 after reverse recapitalization) per share. The Company issued 759 (295,824 after reverse recapitalization) shares of ordinary shares on July 18, 2022.

On January 23, 2023. 3DOM Alliance Inc. issued an amendment of the Original Promissory Note (“First Amendment to Original Promissory Note”) extending the principal amount up to $2,255,639 (S$3,000,000) to the Company. There is no other change in terms and conditions to the Original Promissory Note.

On February 2, 2023, the Company requested an additional drawdown of $2,240,601 (S$2,980,000) of which 3DOM Alliance Inc. split the amount into two tranches. The Company received $1,030,075 (S$1,370,000) on February 3, 2023 and $1,210,526 (S$1,610,000) on February 6, 2023.

On February 6, 2023. 3DOM Alliance Inc. further issued an amendment of the Original Promissory Note ("Second Amendment to Original Promissory Note") extending the principal amount up to $6,015,037 (S$8,000,000) to the Company. There is no other change in terms and conditions to the Original Promissory Note. The promissory is interest-free and 3DOM Alliance Inc will not demand any payment for at least the next twelve months from the issuance of the consolidated financial statements (refer to Note 2).

On March 6, 2024, the Company agreed with 3DOM Alliance Inc. to convert the debt amounting to $5,122,950 (S$6,813,655) into ordinary shares of the Company at $0.1785 per share. The Company issued 28,700,000 shares of ordinary shares on March 28, 2024.